Note 13 - Reportable Business Segments - Components of Segments (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 956,843,000	$ 851,927,000	$ 1,833,300,000	$ 1,699,633,000
Gross margin	173,339,000	142,663,000	326,871,000	300,226,000
Administrative	58,508,000	46,806,000	114,190,000	95,437,000
Selling and marketing expenses	56,749,000	58,577,000	107,292,000	116,653,000
Depreciation of property, plant and equipment	960,000	985,000	1,858,000	1,982,000
Amortization of other intangible assets	4,995,000	4,331,000	9,340,000	7,791,000
Other operating expenses	25,878,000	15,479,000	48,453,000	45,998,000
Operating profit before the following	26,249,000	16,485,000	45,738,000	32,365,000
Finance costs	(20,123,000)	(12,521,000)	(36,463,000)	(24,511,000)
Change in fair value of derivative instruments and other	(23,932,000)	(70,923,000)	(60,488,000)	39,694,000
Other income	2,768,000	203,000	2,713,000	1,802,000
Provision for income taxes	(6,412,000)	1,833,000	(14,373,000)	(4,964,000)
Loss for the period	(21,450,000)	(64,923,000)	(62,873,000)	44,386,000
Capital expenditures	11,568,000	7,485,000	21,422,000	15,481,000
Total goodwill	302,984,000	291,625	302,984,000	291,625
Total assets	1,669,980,000	1,276,809	1,669,980,000	1,276,809	$ 1,646,809,000
Total liabilities	1,533,677,000	1,545,163	1,533,677,000	1,545,163	$ 1,416,066,000
Consumer division [member]
Statement Line Items [Line Items]
Sales	593,608,000	504,705,000	1,135,786,000	991,471,000
Gross margin	125,246,000	107,387,000	244,011,000	222,892,000
Administrative	23,254,000	18,073,000	43,400,000	33,316,000
Selling and marketing expenses	36,516,000	40,643,000	70,204,000	79,632,000
Depreciation of property, plant and equipment	904,000	909,000	1,757,000	1,823,000
Amortization of other intangible assets	4,624,000	3,852,000	8,627,000	6,808,000
Other operating expenses	22,955,000	16,033,000	43,365,000	43,896,000
Operating profit before the following	36,993,000	27,877,000	76,658,000	57,417,000
Finance costs
Change in fair value of derivative instruments and other
Other income
Provision for income taxes
Loss for the period
Capital expenditures	10,381,000	5,015,000	19,563,000	10,372,000
Total goodwill	148,462,000	143,184	148,462,000	143,184
Total assets	1,261,372,000	848,423	1,261,372,000	848,423
Total liabilities	1,250,519,000	1,336,073	1,250,519,000	1,336,073
Commercial division [member]
Statement Line Items [Line Items]
Sales	363,235,000	347,222,000	697,514,000	708,162,000
Gross margin	48,093,000	35,276,000	82,860,000	77,334,000
Administrative	11,659,000	10,446,000	21,171,000	18,411,000
Selling and marketing expenses	20,233,000	17,934,000	37,088,000	37,021,000
Depreciation of property, plant and equipment	56,000	76,000	101,000	159,000
Amortization of other intangible assets	371,000	479,000	713,000	983,000
Other operating expenses	2,923,000	(554,000)	5,088,000	2,102,000
Operating profit before the following	12,851,000	6,895,000	18,699,000	18,658,000
Finance costs
Change in fair value of derivative instruments and other
Other income
Provision for income taxes
Loss for the period
Capital expenditures	1,187,000	2,470,000	1,859,000	5,109,000
Total goodwill	154,522,000	148,441	154,522,000	148,441
Total assets	408,608,000	428,386	408,608,000	428,386
Total liabilities	283,158,000	209,090	283,158,000	209,090
Corporate [member]
Statement Line Items [Line Items]
Sales
Gross margin
Administrative	23,595,000	18,287,000	49,619,000	43,710,000
Selling and marketing expenses
Depreciation of property, plant and equipment
Amortization of other intangible assets
Other operating expenses
Operating profit before the following	(23,595,000)	(18,287,000)	(49,619,000)	(43,710,000)
Finance costs
Change in fair value of derivative instruments and other
Other income
Provision for income taxes
Loss for the period
Capital expenditures
Total goodwill
Total assets
Total liabilities